GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Jul. 14, 2023 $ / shares shares	Mar. 11, 2021 shares	Dec. 28, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 18, 2023 $ / shares shares	Jun. 30, 2023 shares	Jul. 22, 2021 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Net loss | $								$ (9,344)	$ (8,792)	$ (7,246)
Cash used in operating activities | $								(6,679)	(6,459)	(6,553)
Accumulated deficit | $									(32,519)			$ (41,863)
Cash | $												$ 8,036
Gross proceeds from issuance of warrants | $								1,300
Proceeds from exercise/issuance of warrants | $			$ 1,300				$ 1,930	$ 2,511	$ 0	$ 1,930
Warrants Issued to purchase aggregate ordinary shares | shares			467,896					467,896
Number of warrants | shares							41,967					4,918,762
Warrants exercise price | (per share)	$ 9		$ 2.85	$ 2.85	$ 9						₪ 9	$ 50.6
Reverse split								1-for-10
Reverse share split, stock issued | shares						18,338
Outstanding shares on a post-split basis | shares						1,090,452
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants Issued to purchase aggregate ordinary shares | shares	183,300				21,666
Number of warrants | shares	117,930				145,000							935,792
Warrants exercise price | $ / shares												$ 2.85
Reverse split						a reverse share split of its shares at the ratio of 1-for-10, such that each ten (10) ordinary shares, par value NIS 0.03 per share, were consolidated into one (1) ordinary share, par value NIS 0.30
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance of warrants | $				$ 4,200
Proceeds from exercise/issuance of warrants | $				$ 3,600
Warrants Issued to purchase aggregate ordinary shares | shares		65,217						5,217
Number of warrants | shares		130,345